UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST (Exact name of Registrant as specified in charter)

440 South LaSalle Street Chicago, Illinois 60605-1028 (Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 01/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio

January 31, 2011

Sector Issue	Shares	Value
Common Stocks (99.0%)
Aerospace (1.4%)
Alliant Techsystems	1,075	81,442
L-3 Communications	3,250	254,312
		335,754

Banking (4.3%)
BOK Financialcorp	4,600	237,728
Commerce Bancshares	10,817	444,903
M&T Bank Corp	3,900	337,233
		1,019,864

Building (0.8%)
Armstrong World	4,650	188,837

Capital Goods (2.8%)
Harsco Corp	10,550	340,449
Parker Hannifin	3,500	312,935
		653,384

Chemicals (1.4%)
CF Industries Holdings	2,400	324,096

Consumer Durable (1.7%)
Thor Industries	4,800	178,368
Toro Co	3,600	218,952
		397,320

Consumer Retail (5.1%)
American Eagle Outfitters	11,250	162,675
BJ's Wholesale Club	5,650	248,261
Gamestop Corp	15,500	326,585
Macy's Inc	8,000	185,200
Ross Stores	4,050	264,060
		1,186,781

Consumer Staples (5.9%)
Conagra Inc	7,650	170,825
Dr Pepper Snapple	6,150	217,895
Jm Smucker Company	4,750	295,260
Nu Skin Enterprises	7,300	219,584
Reynolds American	15,200	483,512
		1,387,076

Energy (6.2%)
Oil States Intl Inc	12,400	840,224
Seacor Holdings	1,800	190,242
Unit	4,100	209,920
Valero Energy	8,300	210,488
		1,450,874

Financial Diversified (11.5%)
Ameriprise Financial	3,350	206,527
HCP Inc	9,650	357,919
Health Care Reit Inc	7,850	385,278
Nationwide Health Pr	6,550	245,952
Realty Income Corp	13,850	484,196
Senior Housing Prope	16,900	378,898
T Rowe Price Group	3,000	197,760
Ventas Inc	7,950	440,907
		2,697,437

Forest & Paper (1.2%)
Intl Paper	10,150	293,132

Health Care (8.4%)
Bio-Rad Labs	1,625	176,930
Edwards Lifesciences	5,050	425,665
Express Scripts Inc	5,100	287,283
Humana Inc	3,850	223,185
Schein Henry Inc	3,475	228,168
St. Jude Medical Inc	4,500	182,250
Watson Pharmaceuticals	8,100	441,612
		1,965,093

Industrial (6.4%)
Crane Co	4,100	182,081
Eaton Corp	4,950	534,402
KBR Inc	11,450	367,545
Sealed Air Corp	8,250	220,192
SPX Corp	2,450	192,031
Crane Co	4,100	182,081
		1,678,332

Insurance (5.5%)
Allied World	7,350	443,425
Assurant Inc	9,600	376,608
Partnerre Hldgs Ltd	2,400	196,512
Torchmark Corp.	4,350	271,005
		1,287,550

Metals (2.5%)
AK Steel	11,600	184,440
Schnitzer Steel	3,300	203,610
Steel Dynamics	10,800	196,560
		584,610

Services (12.0%)
Autonation Inc	10,650	305,762
Corrections Corp Of America	9,050	224,531
Discovery Communication	5,450	212,550
FTI Consulting	12,500	455,875
Liberty Global Inc C	6,200	251,472
Meredith Corp	3,200	107,840
Murphy Oil	7,300	483,990
Royal Caribbean	4,350	195,315
Washington Post Class B	350	149,922
WW Grainger Inc	3,300	433,851
		2,821,108

Technology (12.2%)
Accenture Plc	6,750	347,422
Avnet Inc	7,750	276,055
Avx Corp	20,400	319,872
Computer Sciences	8,200	436,978
Dst Systems Inc	8,350	397,126
Fiserv Corp	4,200	259,434
Harris Corp	5,350	248,989
Lexmark Intl Group	2,700	94,068
Natl Semiconductor	16,550	250,898
Zebra Tech Cl A	6,350	247,015
		2,877,857

Transportation (0.4%)
Southwest Airlines	8,150	96,577

Telecommunications (2.0%)
Virgin Media	18,600	467,976

Utilities (7.4%)
Alliant Energy Corp	9,500	353,020
CMS Energy Corp	16,950	330,525
Edison International	9,900	359,172
Nisource Inc	22,000	409,640
Southern Union	10,500	280,560
		1,732,917

Total Common Stocks	(Cost $18,290,176)	23,264,494

_________________

See Notes to Financial Statements

Short-Term Obligations (1.1%)
Principal Amount
American Family Variable Demand Note
0.10%, due 03/21/2011	260,336	260,336
Cash

	Total Short-Term Obligations	(Cost $260,336)	260,336

Total Investments:	100.1%	(Cost $18,550,512)	23,524,830
Other Assets, Less Liabilities:	(0.1)%		(28,442)
Total Net Assets:	100.0%		$23,496,388

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio

January 31, 2011

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	97.5%
AUSTRIA:	0.9%

	Vienna Insurance+	Insurance	5,200	282,796

BRAZIL:	15.5%

	Banco Do Brasil Sa	Banking	15,300	273,142
	Brookfield Incorporacoes	Building	24,000	110,568
	Cia Paranaense Energia ADR #	Utilities	11,400	291,726
	Cia Saneamento Basic ADR	Utilities	5,600	277,592
	Cia Siderurgica Naci ADR #	Metals	10,200	174,012
	Comp De Bebidas Adr	Consumer Staple	16,000	427,200
	Diagnosticos Da Amer	Health Care	9,500	115,401
	Edp Energias Do Bras	Utilities	5,700	128,053
	Itausa-Investimentos	Banking	68,500	484,466
	Localiza Rent A Car	Services	6,500	97,675
	Natura Cosmeticos Sa	Consumer Staple	3,000	76,844
	Petroleo Brasileiro ADR #	Energy	22,200	815,406
	Sul America Sa Units	Insurance	17,000	187,743
	Totv Sa	Technology	1,000	97,181
	Vale Sa Adr #	Metals	31,000	1,079,730
				4,636,739

CHILE:	1.4%

	Banco Santander Chile ADR #	Banking	5,000	424,400

CHINA:	12.5%

	Anhui Conch Cement Co+	Building	106,000	492,942
	Bank Of China Ltd+	Banking	969,100	501,800
	Bank Of Communicatio+	Banking	409,000	388,836
	China Petroleum & Chemical+	Energy	492,000	541,840
	China Resources Power+	Utilities	104,000	182,541
	Cnooc Ltd+	Energy	181,000	402,870
	Dongfeng Motor Grp+	Consumer Durables	306,000	537,642
	Shandong Weigao Grp+	Health Care	48,000	124,224
	Sinopharm Group Co+	Health Care	30,800	108,672
	Weichai Power Co Ltd+	Capital Goods	70,000	477,561
				3,758,928

COLUMBIA:	0.4%

	Inversiones Argos Sa	Building	10,500	107,969

CZECH REPUBLIC:	1.2%

	Philip Morris Cr As+	Consumer Staple	600	347,718

EGYPT:	0.3%

	Commercial Intl Bank+	Banking	15,800	98,519

HONG KONG:	7.3%

	Cathay Pacific+	Transportation	168,000	425,275
	China Mobile Hk Ltd+	Communication	34,000	334,132
	Jardine Strategic+	Financial Div.	16,500	466,054
	Kingboard Chemicals+	Chemicals	74,000	422,880
	Renhe Commercial Holdings+ #	Financial Div.	426,000	70,929
	Swire Pacific Ltd+	Financial Div.	30,000	473,847
				2,193,117

HUNGARY:	0.5%

	Mol Hungarian Oil And Gas+	Energy	1,400	157,559

INDIA:	6.4%

	Doctor Reddy's Lab #	Health Care	3,500	125,090
	HDFC Bank Ltd Adr #	Banking	3,100	447,671
	ICICI Bank Ltd Adr #	Banking	12,200	528,748
	Infosys Tech Adr #	Technology	5,600	379,176
	Larsen & Toubro Gdr+	Capital Goods	6,000	213,766
	Tata Motors Ltd Adr	Consumer Durables	9,100	220,766
				1,915,217

INDONESIA:	5.1%

	Astra Argo Lestari+	Consumer Staple	54,000	129,530
	Astra Intl Tbk Pt+	Consumer Durables	43,000	232,510
	Bank Mandiri Tbk+	Banking	510,000	335,529
	Gudang Garam Tbk Pt+	Consumer Staple	37,500	154,433
	Indo Tambangraya+	Metals	81,000	414,574
	United Tractors Ord+	Capital Goods	107,000	252,499
				1,519,075

KOREA:	11.5%

	Dongbu Insurance Co+	Insurance	2,500	101,600
	Gs Holdings+	Services	2,500	186,665
	Honam Petrochemical+	Chemicals	1,300	420,689
	Hyosung Corporation+	Consumer Retail	2,600	212,919
	Hyundai Marine & Fire+	Insurance	11,800	307,746
	KT Corp Adr #	Communication	17,900	352,272
	LG Corp+	Industrial	2,800	212,193
	LG Display Co Ltd Adr #	Technology	18,500	313,575
	LG Innotek Co Ltd+	Technology	1,200	151,234
	Samsung Electronic GDR+ #	Technology	1,580	690,680
	Samsung Securities +	Financial Div.	4,600	364,208
	SK Innovation Co Ltd+	Energy	800	148,315
				3,462,096

MALAYSIA:	2.0%

	Ammb Holdings Bhd+	Banking	148,000	321,589
	Genting Malaysia Bhd+	Services	135,000	147,677
	YTL Corporation Bhd+	Industrial	50,000	132,345
				601,611

MEXICO:	6.3%

	America Movil Sab	Communication	179,000	509,810
	Coca-Cola Femsa	Consumer Staple	34,600	273,672
	Grupo Mexico Sab	Metals	90,100	352,057
	Industrias Penoles	Metals	11,100	367,998
	Mexichem Sab De Cv	Chemicals	32,500	116,032
	Walmart De Mexico #	Consumer Retail	96,000	266,688
				1,886,257

MOROCCO:	0.6%

	Attijariwafa Bank+	Banking	3,500	179,288

PHILIPPINES:	0.8%

	Philippines Long Distance+	Communication	4,400	244,376

POLAND:	1.1%

	Grupa Lotos Sa+	Energy	12,600	180,738
	Kghm Polska Miedz Sa+	Industrial	4,100	239,636
				420,374

RUSSIA:	7.4%

	Lukoil Oao Spons Adr+	Energy	4,200	257,878
	Oao Gazprom Gdr+	Energy	21,000	557,808
	Severstal Gdr+	Metals	32,600	587,667
	Tatneft Gdr+	Energy	13,900	494,514
	VTB Bank Ojsc Gdr+	Banking	45,300	324,067
				2,221,934

SINGAPORE:	1.4%

	Overseas Chinese Bank+	Banking	54,000	417,139

SOUTH AFRICA:	9.4%

	African Rainbow Minerals+	Metals	6,200	181,956
	Anglogold Ashanti+	Metals	2,600	111,547
	Aspen Pharmacare+	Health Care	22,400	265,514
	Gold Field Ltd+	Metals	10,000	157,959
	Mmi Holdings Ltd+	Insurance	102,000	233,223
	Mtn Group Ltd+	Communication	16,300	279,794
	Naspers Ltd+	Services	6,700	349,566
	Remgro Ltd+	Industrial	17,800	271,019
	Sasol Ltd+	Energy	9,300	448,798
	Shoprite Holdings+	Consumer Retail	20,700	256,618
	Tiger Brands+	Consumer Staple	10,000	258,713
				2,814,707

TAIWAN:	0.9%

	Chinatrust Financial+	Banking	169,000	143,616
	Pou Chen+	Consumer Retail	126,000	119,410
				263,026

THAILAND:	1.6%

	Krung Thai Bank+	Banking	580,000	298,062
	PTT Exploration & Production+	Energy	35,800	187,753
				485,815

TURKEY:	1.3%

	Akbank Tas+	Banking	23,900	112,371
	Haci Omer Sabanci Hl+	Industrial	20,900	88,856
	Koc Holdings+	Industrial	33,000	134,531
	Turkiye Garanti Bank+	Banking	11,700	52,008
				387,766

UNITED KINGDOM:	1.2%

	Standard Chartered+	Banking	13,400	349,219

UNITED STATES:	0.2%

	Credicorp Ltd	Financial Div.	700	72,982

Total Common Stocks		(Cost $29,248,627)		29,248,627

SHORT TERM OBLIGATIONS:	20.7%
			Principal Amount

	Northern Institutional Treasury Fund		$688,697	688,697
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		5,522,317	5,522,317
Total Short Term Obligations		(Cost $6,211,014)		6,211,014

Total Investments	118.2%	(Cost $29,937,323)		35,459,641
Other Assets, Less Liabilities:	(18.2)%			(5,472,463)
Total Net Assets:	100.0%			$29,987,178

# All or a portion of securities on loan at January 31, 2011.
ADR – American Depository Receipt.  GDR – Global Depository Receipt.
+  Fair Valued Security

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio                                                                                                                                January 31, 2011

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	97.5%
AUSTRALIA:	3.5%

	Aust & NZ Banking Group+	Banking	190,700	4,516,234
	Coca-Cola Amatil Ltd+	Consumer Staple	164,000	1,842,901
	Bhp Billiton+	Metals	34,000	1,511,310
	Newcrest Mining Ltd+	Metals	37,000	1,384,318
	Incitec Pivot Ltd+	Chemicals	823,700	3,550,971
	Woolsworths Ltd+	Consumer Retail	68,000	1,812,520
	Metcash Ltd+	Consumer Retail	616,000	2,579,130
	Vienna Insurance+	Insurance	27,000	1,468,365
				18,665,749

AUSTRIA:	1.1%

	OMV AG+	Energy	41,600	1,843,196
	Erste Group Bank AG+	Banking	83,000	4,157,711
				6,000,907

BRAZIL:	5.2%

	Brookfield Incorpora	Building	311,000	1,432,777
	Cia De Bebidas Das A	Consumer Staple	114,000	3,063,020
	Cia Saneamento Basic	Utilities	182,000	4,454,468
	Cia Vale Do Rio Doce	Metals	203,164	6,214,340
	Diagnosticos Da Amer	Health Care	143,200	1,739,522
	Itau Unibanco Multip	Banking	187,440	4,001,788
	Itausa-Investimentos	Banking	411,000	2,906,798
	Petroleo Brasileir	Energy	225,400	3,662,908
				27,475,621

CANADA:	6.7%

	Alimentation Couche	Consumer Retail	104,800	2,797,657
	Bank Nova Scotia	Banking	54,447	3,070,081
	Canadian National Rw	Transportation	29,000	1,966,252
	Canadian Ntrl Resour	Energy	71,200	3,174,950
	Canadian Pacific Rwy	Transportation	44,000	2,951,639
	Enbridge Inc #	Utilities	55,500	3,218,145
	Metro Inc -A	Consumer Retail	32,000	1,382,202
	Nexen Inc	Energy	154,700	3,885,646
	Rogers Communication (NYSE listed) #	Services	37,500	1,309,500
	Rogers Communication (TSX listed) #	Services	78,500	2,741,573
	Royal Bank Of Canada	Banking	55,000	2,948,567
	Silver Wheaton Corp	Metals	41,000	1,264,026
	Teck Resources Ltd-B	Metals	72,000	4,361,126
				35,071,364

CHINA:	3.9%

	Bank Of Communication+	Banking	1,575,500	1,497,828
	China Petroleum & Chemical Corp+	Energy	3,056,000	3,365,573
	China Resources Power+	Utilities	1,710,000	3,001,392
	Cnooc Ltd+	Energy	940,000	2,092,252
	Dongfeng Motor Group+	Consumer Durables	4,064,000	7,140,448
	Ind & Comm Bk Of China+	Banking	4,498,725	3,336,704
				20,434,197

CZECH REPUBLIC:	0.5%

	Philip Morris Cr As+	Consumer Staple	4,100	2,376,075

FINLAND:	2.5%

	Kesko Oyj- B Shs+	Consumer Retail	61,000	2,934,423
	Pohjola Bank Plc+	Banking	488,300	6,509,478
	Sampo A Ord+	Insurance	133,800	3,935,406
				13,379,307

FRANCE:	3.9%

	Bnp Paribas+	Banking	121,200	9,056,573
	Christian Dior+	Consumer Retail	44,750	6,146,234
	Sanofi-Aventis+	Health Care	32,600	2,223,405
	Schneider Electric+ #	Industrial	19,900	3,105,632
				20,531,844

GERMANY:	6.5%

	BASF+	Chemicals	83,450	6,446,504
	Beyersche Motoren Werks+	Consumer Durables	48,900	3,760,615
	Deutsche Bank Ag+	Banking	94,500	5,595,024
	Hannover Rueckvers+ #	Insurance	65,600	3,669,270
	Hochtief Ag+	Building	23,300	2,064,867
	Muenchener Rueckver+	Insurance	21,100	3,310,491
	RWE AG+ #	Utilities	45,300	3,271,684
	SAP AG+	Technology	57,900	3,353,273
	United Internet Ag+	Technology	162,000	2,675,057
				34,146,785

HONG KONG:	4.6%

	Cathay Pacific+	Transportation	817,000	2,068,154
	Cheung Kong+	Financial Div.	182,000	3,011,718
	China Mobile Hk Ltd+	Communication	257,000	2,525,642
	Jardine Strategic+ #	Financial Div.	341,000	9,631,784
	Kingboard Chemicals+	Chemicals	419,000	2,394,417
	Swire Pacific Ltd+	Financial Div.	296,000	4,675,290
				24,307,005

INDIA:	1.3%

	Infosys Tech ADR #	Technology	66,100	4,475,631
	Doctor Reddy's Lab ADR #	Health Care	67,000	2,394,580
				6,870,211

INDONESIA:	2.3%

	Bank Negara Indonesi+	Banking	4,037,668	1,439,832
	Gudang Garam Tbk Pt+	Consumer Staple	892,000	3,673,434
	Indo Tambangraya+	Metals	838,500	4,291,611
	United Tractors Ord+	Capital Goods	1,100,000	2,595,780
				12,000,657

ISRAEL:	1.2%

	Delek Group Ltd+	Financial Div.	5,500	1,239,551
	Teva Pharma Adr	Health Care	96,600	5,279,190
				6,518,741

ITALY:	0.9%

	Eni Spa+	Energy	207,800	4,917,483

JAPAN:	11.5%

	Brother Industries+	Technology	315,400	4,813,099
	Daiwa Securities+	Financial Div.	964,000	4,745,001
	Eisai Co+ #	Health Care	65,600	2,269,688
	Fuji Electric Holdings+ #	Capital Goods	900,000	2,888,100
	Fuji Heavy Industries+	Consumer Durables	360,000	3,077,928
	Hankyu Hanshin Holdings+	Transportation	440,000	2,034,736
	Kobe Steel Ltd+	Metals	910,000	2,223,949
	Konami Corp+	Technology	95,700	1,910,593
	Kyushu Electric Power+	Utilities	88,700	1,993,692
	Meiji Holdings Co+	Consumer Staple	39,300	1,777,044
	Nippon Electric Glass+	Chemicals	183,000	2,745,641
	Nissan Motor Company+	Consumer Durables	428,700	4,323,568
	NTT+	Communication	96,500	4,483,612
	Osaka Gas Co Ltd+	Utilities	553,000	2,090,893
	Sankyo Co Gunma+	Services	49,000	2,716,580
	Softbank Corp+	Financial Div.	82,100	2,818,550
	Sumitomo Corp+	Industrial	394,800	5,665,064
	Sumitomo Mitsui Financial+	Banking	123,800	4,203,666
	Suzuken Co Ltd+	Consumer Retail	42,000	1,201,397
	Yamada Denki Co Ltd+	Consumer Retail	35,000	2,371,131
				60,353,932

KOREA:	4.8%

	Dongbu Insurance Co+	Insurance	89,400	3,633,207
	Gs Holdings+	Services	27,000	2,015,982
	Honam Petrochemical+	Chemicals	12,500	4,045,091
	Hyosung Corporation+	Consumer Retail	17,500	1,433,107
	Samsung Electronics+	Technology	12,000	10,544,312
	S-Oil Corp+	Energy	33,850	3,364,605
				25,036,304

MALAYSIA:	0.6%

	Hong Leong Bank Bhd+	Banking	724,000	2,187,711
	Petronas Dagangan+	Energy	269,600	1,064,003
				3,251,714

MEXICO:	3.0%

	America Movil Sab	Communication	2,332,400	6,642,908
	Grupo Financiero Bank #	Financial Div.	419,000	1,864,466
	Grupo Mexico Sab	Metals	684,400	2,674,225
	Industrias Penoles	Metals	91,650	3,038,472
	Walmart De Mexico #	Consumer Retail	520,000	1,444,560
				15,664,631

NETHERLANDS:	1.9%

	Aperam+ #	Metals	6,430	263,591
	Arcelormittal NL+ #	Metals	128,600	4,699,906
	Unilever Nv-Cva+	Consumer Staple	168,200	4,972,396
				9,935,893

NORWAY:	0.6%

	Marine Harvest+ #	Consumer Staple	3,000,000	3,369,600

POLAND:	0.4%

	Grupa Lotos Sa	Energy	153,700	2,204,719

RUSSIA:	1.5%

	Oao Gazprom Gdr+	Energy	116,900	3,105,133
	Tatneft Gdr+	Energy	135,833	4,832,463
				6,722,484

SINGAPORE:	3.0%

	Jardine Cycle & Carriage+	Consumer Retail	247,000	6,590,059
	United Overseas Bank+	Banking	288,000	4,468,176
	Singapore Telecom+	Communication	1,020,000	2,481,864
	Keppel Corp Ltd+	Industrial	242,000	2,225,021
				15,765,120

SOUTH AFRICA:	3.2%

	Anglogold Ashanti+	Metals	64,400	2,762,934
	Aspen Pharmacare+	Health Care	178,500	2,115,814
	Gold Field Ltd+	Metals	151,000	2,385,181
	Mmi Holdings Ltd+	Insurance	591,000	1,351,322
	Remgro Ltd+	Industrial	194,000	2,953,805
	Shoprite Holdings+	Consumer Retail	106,300	1,317,801
	Tiger Brands+	Consumer Staple	98,900	2,558,672
	Woolworths Holdings+	Consumer Retail	385,000	1,258,912
				16,704,441

SPAIN:	4.7%

	Banco Santander Sa+ #	Banking	593,384	7,268,183
	Criteria Caixacorp+	Financial Div.	413,500	2,852,158
	Repsol+	Energy	188,300	5,937,268
	Telefonica Sa+	Communication	337,400	8,492,830
				24,550,439

SWEDEN:	2.1%

	Alfa Laval Ab+	Capital Goods	108,000	2,304,828
	Atlas Copco+	Capital Goods	231,800	5,563,965
	Securitas Ab- B Shs+	Services	265,600	3,202,552
				11,071,345

SWITZERLAND:	3.0%

	Baloise Holdings AG+	Insurance	47,500	4,884,501
	Julius Baer Group+	Financial Div.	76,700	3,470,261
	Novartis+	Health Care	133,500	7,442,585
				8,642,712
TAIWAN:	0.3%

	Pou Chen+	Consumer Retail	1,570,000	1,487,889

THAILAND:	1.0%

	Adanced Info Service+	Communication	459,000	1,188,994
	Bangkok Bank Public+	Banking	300,000	1,447,680
	Electricity Generati+	Utilities	230,000	793,155
	Glow Energy Pcl+	Utilities	450,000	586,620
	Ptt Explor & Prod Pu+	Energy	260,000	1,363,570
				5,380,019
TURKEY:	0.6%

	Haci Omer Sabanci Hl+	Industrial	340,000	1,445,510
	Koc Holdings+	Industrial	390,000	1,589,913
				3,035,423

UNITED KINGDOM:	10.5%

	Anglo American Plc+	Metals	45,600	2,233,291
	Astrazeneca Plc+	Health Care	31,500	1,529,416
	Bhp Billiton Plc+	Metals	149,600	5,733,166
	British Am Tobacco+	Consumer Staple	169,900	6,269,310
	Compass Group Plc+	Services	377,875	3,359,422
	G4S Plc+	Services	450,300	1,937,956
	Imperial Tobacco+	Consumer Staple	165,200	4,719,169
	National Grid Plc+	Utilities	344,200	3,065,307
	Rio Tinto Plc Adr #	Metals	29,200	2,028,816
	Royal Dutch Shell B+	Energy	180,900	6,285,298
	Schroders Plc+	Financial Div.	101,000	2,914,507
	Standard Chartered+	Banking	391,275	10,197,057
	Tate & Lyle Plc+	Consumer Staple	360,000	3,178,512
	Vedanta Resources Pl+ #	Metals	48,400	1,763,904
				55,215,131

UNITED STATES:	0.7%

	Philip Morris Intl	Consumer Staple	63,000	3,606,120

Total Common Stocks		(Cost $415,298,022)		393,222,466

SHORT TERM OBLIGATIONS:	7.5%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.00%, due 02/01/10		$10,718,438	10,718,438
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		28,469,570	28,469,570
Total Short Term Obligations		(Cost $39,188,008)		39,188,008

Total Investments	105.0%	(Cost $426,016,460)		552,251,617
Other Assets, Less Liabilities:	(5.0)%			(26,431,338)
Total Net Assets:	100.0%			$525,820,279

# All or a portion of securities on loan at January 31, 2011.
ADR – American Depository Receipt.  GDR – Global Depository Receipt.
+  Fair Valued Security

Item 2.	Controls and Procedures.

(a)
Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Stathy M. White__________________________
Stathy M. White
President (Principal Executive Officer)

Date:          March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stathy M. White__________________________
Stathy M. White
President (Principal Executive Officer)

Date:	March 25, 2011

By:	/s/ David M. Sullivan II_______________________
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date:	March 25, 2011